SCHEDULE OF NOTES PAYABLE (Details) (Parenthetical) - USD ($)						3 Months Ended	12 Months Ended
	Feb. 03, 2026	Jan. 05, 2026	Nov. 28, 2025	Nov. 21, 2025	Aug. 13, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 14, 2025
Short-Term Debt [Line Items]
Maturity date			May 28, 2026
Face value						$ 97,017	$ 32,526
Convertible notes payable						215,000	215,000
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	15.00%		15.00%	15.00%
Maturity date	Feb. 03, 2027	Jan. 05, 2027		Nov. 21, 2026	Aug. 13, 2026
Discount amount						$ 5,625	$ 9,375		$ 150,000
Legal fees					$ 15,000
Note Payable [Member]
Short-Term Debt [Line Items]
Maturity date						Jan. 05, 2020	Jan. 05, 2020	Jan. 05, 2020
Note Payable [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate						8.00%	8.00%	8.00%
Note Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate						20.00%	20.00%	20.00%
Other [Member]
Short-Term Debt [Line Items]
Interest rate						6.00%	6.00%	6.00%
Note Payable One [Member]
Short-Term Debt [Line Items]
Interest rate						24.00%	24.00%
Maturity date						Aug. 24, 2021	Aug. 24, 2021	Aug. 24, 2021
Face value						$ 750,000	$ 750,000	$ 750,000
Note Payable One [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate							12.00%	12.00%
Note Payable One [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate							24.00%	24.00%
Note Payable Two [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%	15.00%
Maturity date						Nov. 06, 2025	Nov. 06, 2025	Nov. 06, 2025
Face value						$ 389,423	$ 389,423	$ 389,423
Discount amount							$ 0	$ 48,259
Note Payable Three [Member]
Short-Term Debt [Line Items]
Interest rate						24.00%	24.00%
Maturity date						Nov. 13, 2021	Nov. 13, 2021	Nov. 13, 2021
Face value						$ 1,000,000	$ 1,000,000	$ 1,000,000
Note Payable Three [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate							12.00%	12.00%
Note Payable Three [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate							24.00%	24.00%
Note Payable Four [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%	15.00%
Maturity date						Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Face value						$ 11,110,000	$ 11,110,000	$ 11,110,000
Note Payable Five [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%	15.00%
Maturity date						Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Face value						$ 3,300,000	$ 3,300,000	$ 3,300,000
Note Payable Six [Member]
Short-Term Debt [Line Items]
Maturity date						Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023
Face value						$ 3,020,000	$ 3,020,000	$ 3,020,000
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%	15.00%
Maturity date						Aug. 13, 2026	Aug. 13, 2026	Aug. 13, 2026
Face value						$ 165,000	$ 165,000	$ 165,000
Discount amount						$ 5,625	$ 9,375	$ 9,375
Note Payable Eight [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%	15.00%
Maturity date						Nov. 21, 2026	Nov. 21, 2026	Nov. 21, 2026
Face value						$ 250,000	$ 250,000	$ 250,000
Discount amount						$ 34,375	$ 46,875	$ 46,875
Note Payable Nine [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%
Maturity date						Jan. 05, 2027	Jan. 05, 2027
Face value						$ 100,000	$ 100,000
Discount amount						$ 7,500	$ 7,500
Note Payable Ten [Member]
Short-Term Debt [Line Items]
Interest rate						15.00%	15.00%
Maturity date						Feb. 03, 2027	Feb. 03, 2027
Face value						$ 110,000	$ 110,000
Discount amount						$ 8,333	$ 8,333
Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Interest rate							15.00%	15.00%
Maturity date							Mar. 31, 2026	Mar. 31, 2026
Face value							$ 2,200,000	$ 2,200,000
Convertible notes payable							$ 2,100,000	$ 2,100,000